Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory
Finished goods	$ 381,328	$ 304,812	$ 252,101
Work-in-process and service repairs	83,073	74,768	82,350
Raw materials	10,753	10,673	159,095
Total Inventory	$ 475,154	$ 390,253	$ 493,546